CASH, CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH, CASH EQUIVALENTS
CASH, CASH EQUIVALENTS

NOTE 6 – CASH AND CASH EQUIVALENTS

Cash and cash equivalent balance includes cash in the Company’s possession. The balance of this line item on December 31, 2022, as recorded in the cashflow statement, can be reconciled to the corresponding balance sheet items, as demonstrated below:

	12/31/2022	12/31/2021
Cash and Banks	59,439	85,608
Financial Investments	10,679,687	107,051
	10,739,126	192,659

Financial investments consist of Bank Deposit Certificates (CDB) securities and fixed income funds, substantially remunerated at Interbank Certificate of Deposit (CDI), readily convertible in known cash amounts, and the funds are invested with daily liquidity.

Accounting Policy

Cash comprises cash and available bank deposits.

Cash equivalents are short-term, highly liquid financial investments that are readily convertible into cash, subject to an insignificant risk of change in value, held for the purpose of meeting short-term cash commitments and not for investments or other purposes.

It is accepted that a financial investment is short-term when it has a maturity of three months or less, from the date of acquisition.

Balances of bank deposits and short-term financial investments with restrictions that prevent the widespread use of these amounts are not classified under Cash and Cash Equivalents.